Consolidated Statements of Cash Flows - USD ($)	4 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities
Net income	$ 0	$ 163,398,000	$ 94,603,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		4,157,000	5,479,000
Unrealized carried interest allocation and investment income		(178,546,000)	(86,244,000)
Unrealized gains on marketable securities		0	(298,000)
Write-off / amortization of deferred financing costs		3,856,000	598,000
Equity-based compensation		4,641,000	1,432,000
Change in deferred income taxes		8,666,000	0
Changes in operating assets and liabilities:
Fees and accounts receivable		(2,519,000)	(2,343,000)
Due from affiliates		4,302,000	(13,109,000)
Other assets and receivables		3,657,000	(186,000)
Accounts payable, accrued expenses and other liabilities		5,245,000	2,092,000
Accrued compensation and benefits		19,312,000	13,485,000
Accrued carried interest-related compensation		83,205,000	53,826,000
Due to affiliates		923,000	(1,485,000)
Net cash provided by operating activities		120,297,000	67,850,000
Cash flows from investing activities
Purchases of marketable securities		0	(27,694,000)
Proceeds from sales and maturities of marketable securities		0	71,345,000
Contributions to investments		(10,324,000)	(10,213,000)
Distributions received from investments		2,776,000	4,787,000
Purchases of property and equipment		(1,001,000)	(184,000)
Net cash provided by (used in) investing activities		(8,549,000)	38,041,000
Cash flows from financing activities
Issuance of common stock	100
Sale of non-controlling interests		3,308,000	110,753,000
Proceeds from capital contributions from non-controlling interests		46,000	10,000
Proceeds from IPO, net of underwriting discount		337,798,000	0
Purchase of non-controlling interests		(131,294,000)	(107,188,000)
Payment of deferred offering costs		(9,667,000)	0
Principal payments on term loan		(147,000,000)	(1,125,000)
Distributions to non-controlling interests		(64,915,000)	(31,722,000)
Other financing activities		(781,000)	(1,070,000)
Net cash used in financing activities	100	(12,505,000)	(30,342,000)
Effect of foreign currency exchange rate changes		(191,000)	(57,000)
Net increase in cash, cash equivalents and restricted cash	100	99,052,000	75,492,000
Cash, cash equivalents and restricted cash at beginning of period		89,939,000	40,622,000	$ 40,622,000
Cash, cash equivalents and restricted cash at end of period	89,939,000	188,991,000	116,114,000	89,939,000	$ 40,622,000
Non-cash operating, investing, and financing activities:
Purchase of non-controlling partnership interests payable		0	5,864,000
Deferred tax effect resulting from purchase of Class B units, net of amounts payable under TRA		7,128,000	0
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	89,939,000	185,020,000	116,114,000	89,939,000
Restricted cash	0	3,971,000	0	0
Cash, cash equivalents and restricted cash at end of period	89,939,000	188,991,000	116,114,000	89,939,000	40,622,000
Previously Reported
Cash flows from financing activities
Cash, cash equivalents and restricted cash at beginning of period		100
Cash, cash equivalents and restricted cash at end of period	100			100
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	100			100
Cash, cash equivalents and restricted cash at end of period	100			100
StepStone Group LP
Cash flows from operating activities
Net income				144,785,000	59,959,000	$ 83,819,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization				7,078,000	7,885,000	4,325,000
Unrealized carried interest allocation and investment income				(164,691,000)	(27,932,000)	(93,805,000)
Unrealized gains on marketable securities				(298,000)	(539,000)
Write-off / amortization of deferred financing costs				796,000	813,000
Equity-based compensation				1,915,000	1,725,000	189,000
Changes in operating assets and liabilities:
Fees and accounts receivable				(851,000)	967,000	(322,000)
Due from affiliates				(7,379,000)	(2,311,000)	2,004,000
Other assets and receivables				(3,717,000)	(5,762,000)	315,000
Accounts payable, accrued expenses and other liabilities				(2,809,000)	6,057,000	1,634,000
Accrued compensation and benefits				7,937,000	2,512,000	3,593,000
Accrued carried interest-related compensation				84,675,000	7,076,000	52,030,000
Due to affiliates				(1,511,000)	1,001,000	(171,000)
Net cash provided by operating activities				65,930,000	51,451,000	53,611,000
Cash flows from investing activities
Purchases of marketable securities				(27,694,000)	(89,335,000)
Proceeds from sales and maturities of marketable securities				71,345,000	46,477,000
Contributions to investments				(12,505,000)	(11,247,000)	(5,874,000)
Distributions received from investments				5,500,000	4,212,000	2,710,000
Cash paid for Courtland acquisition, net of cash acquired					(8,956,000)
Purchases of property and equipment				(837,000)	(3,042,000)	(3,433,000)
Net cash provided by (used in) investing activities				35,809,000	(61,891,000)	(6,597,000)
Cash flows from financing activities
Borrowings on line of credit						14,300,000
Payments on line of credit						(20,500,000)
Proceeds from term loan						150,000,000
Deferred financing costs						(5,540,000)
Sale of non-controlling interests				110,753,000
Purchase of partnership interests				(107,188,000)
Proceeds from capital contributions from non-controlling interests				28,000	157,000	231,000
Principal payments on term loan				(1,500,000)	(1,500,000)	(8,000,000)
Distributions to partners				(43,935,000)	(48,823,000)	(88,361,000)
Distributions to non-controlling interests				(8,978,000)	(3,744,000)	(3,035,000)
Cash paid for acquisition earn outs				(1,195,000)	(1,403,000)
Other financing activities				(155,000)	(209,000)	(272,000)
Net cash used in financing activities				(52,170,000)	(55,522,000)	38,823,000
Effect of foreign currency exchange rate changes				(252,000)	288,000	76,000
Net increase in cash, cash equivalents and restricted cash				49,317,000	(65,674,000)	85,913,000
Cash, cash equivalents and restricted cash at beginning of period		$ 89,939,000	$ 40,622,000	40,622,000	106,296,000	20,383,000
Cash, cash equivalents and restricted cash at end of period	89,939,000			89,939,000	40,622,000	106,296,000
Supplemental disclosures:
Interest paid				9,355,000	9,489,000	792,000
Taxes paid				2,776,000	1,742,000	1,865,000
Non-cash operating, investing, and financing activities:
Net change in acquisition related contingent consideration				(2,000)	3,527,000	222,000
Purchase of non-controlling partnership interests payable				5,864,000
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	89,939,000			89,939,000	40,622,000	103,618,000
Restricted cash						2,678,000
Cash, cash equivalents and restricted cash at end of period	$ 89,939,000			$ 89,939,000	$ 40,622,000	$ 106,296,000